Vanguard® Equity Income Fund
Schedule of Investments (unaudited)
As of June 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (97.3%)
Communication Services (4.7%)
Comcast Corp. Class A	18,764,730	1,069,965
Verizon Communications Inc.	13,617,152	762,969
AT&T Inc.	6,757,488	194,481
Omnicom Group Inc.	1,307,310	104,572
Lumen Technologies Inc.	7,465,066	101,450
Interpublic Group of Cos. Inc.	2,121,344	68,922
		2,302,359
Consumer Discretionary (4.9%)
Home Depot Inc.	2,820,357	899,383
McDonald's Corp.	2,149,057	496,411
Lowe's Cos. Inc.	1,446,434	280,565
TJX Cos. Inc.	1,918,823	129,367
Target Corp.	519,202	125,512
Best Buy Co. Inc.	993,419	114,223
H&R Block Inc.	3,999,200	93,901
Polaris Inc.	434,180	59,465
Whirlpool Corp.	239,693	52,258
Big Lots Inc.	613,254	40,481
Newell Brands Inc.	1,211,782	33,288
Foot Locker Inc.	340,535	20,987
Williams-Sonoma Inc.	72,446	11,566
		2,357,407
Consumer Staples (14.0%)
Procter & Gamble Co.	9,423,702	1,271,540
Philip Morris International Inc.	9,026,313	894,598
Mondelez International Inc. Class A	12,149,107	758,590
PepsiCo Inc.	4,038,124	598,329
Coca-Cola Co.	9,537,906	516,096
Archer-Daniels-Midland Co.	6,281,358	380,650
Unilever plc ADR	6,320,375	369,742
Kimberly-Clark Corp.	2,577,356	344,799
Walmart Inc.	2,389,941	337,029
Nestle SA ADR	2,160,041	269,444
Kellogg Co.	3,702,347	238,172
Altria Group Inc.	4,059,685	193,566
General Mills Inc.	1,889,510	115,128
Tyson Foods Inc. Class A	1,443,750	106,491
Conagra Brands Inc.	2,038,694	74,168
Campbell Soup Co.	1,505,786	68,649
Clorox Co.	281,114	50,575
Colgate-Palmolive Co.	545,977	44,415

		Shares	Market Value ($000)
	Hershey Co.	232,255	40,454
	Coca-Cola Europacific Partners plc	590,332	35,018
	Kraft Heinz Co.	704,080	28,712
	Nu Skin Enterprises Inc. Class A	431,137	24,424
	Walgreens Boots Alliance Inc.	365,084	19,207
	Medifast Inc.	58,464	16,544
	Kroger Co.	316,434	12,123
	Bunge Ltd.	124,014	9,692
	J M Smucker Co.	61,037	7,909
			6,826,064
Energy (5.9%)
	Pioneer Natural Resources Co.	3,686,597	599,146
	ConocoPhillips	8,307,981	505,956
	Phillips 66	3,865,947	331,776
[1]	TC Energy Corp.	6,336,183	313,538
	Exxon Mobil Corp.	3,886,620	245,168
	Chevron Corp.	2,332,356	244,291
	Kinder Morgan Inc.	7,474,048	136,252
	Schlumberger NV	4,035,267	129,169
	Halliburton Co.	3,546,212	81,988
	Williams Cos. Inc.	2,952,708	78,394
	Devon Energy Corp.	2,163,573	63,155
	Targa Resources Corp.	1,361,484	60,518
	Cimarex Energy Co.	482,235	34,938
	APA Corp.	972,830	21,042
	Marathon Petroleum Corp.	159,219	9,620
			2,854,951
Financials (21.1%)
	JPMorgan Chase & Co.	11,685,737	1,817,600
	Bank of America Corp.	34,251,078	1,412,172
	Morgan Stanley	9,995,817	916,516
	MetLife Inc.	12,532,713	750,083
	Chubb Ltd.	4,007,750	636,992
	BlackRock Inc.	721,385	631,190
	Progressive Corp.	5,843,300	573,870
	Truist Financial Corp.	9,217,023	511,545
	PNC Financial Services Group Inc.	1,987,742	379,182
	Blackstone Group Inc.	3,055,870	296,847
	Citigroup Inc.	3,824,041	270,551
	Wells Fargo & Co.	5,436,856	246,235
	M&T Bank Corp.	1,677,500	243,757
	Aflac Inc.	2,458,136	131,904
	Fifth Third Bancorp	3,266,694	124,886
	Synchrony Financial	2,450,139	118,881
	Regions Financial Corp.	5,379,694	108,562
	Jefferies Financial Group Inc.	3,023,717	103,411
	Citizens Financial Group Inc.	2,236,364	102,582
	Ally Financial Inc.	2,033,980	101,374
	Unum Group	3,050,629	86,638
	First American Financial Corp.	1,299,793	81,042
	First Horizon Corp.	4,606,521	79,601
	Virtu Financial Inc. Class A	2,181,604	60,278
	U.S. Bancorp	1,015,393	57,847
	KeyCorp.	2,783,669	57,483
	T Rowe Price Group Inc.	260,663	51,603
	Prudential Financial Inc.	500,266	51,262
	PacWest Bancorp	1,030,423	42,412

		Shares	Market Value ($000)
	Discover Financial Services	299,178	35,390
	OneMain Holdings Inc.	554,367	33,212
	Bank of New York Mellon Corp.	639,708	32,772
	Fidelity National Financial Inc.	666,497	28,966
	Equitable Holdings Inc.	875,693	26,665
	New York Community Bancorp Inc.	1,772,003	19,527
	Huntington Bancshares Inc.	1,314,832	18,763
	Prosperity Bancshares Inc.	178,447	12,812
	CME Group Inc.	40,339	8,579
	MGIC Investment Corp.	82,337	1,120
			10,264,112
Health Care (16.4%)
	Johnson & Johnson	11,066,632	1,823,117
	Eli Lilly & Co.	4,403,781	1,010,756
	Pfizer Inc.	22,347,470	875,127
	Merck & Co. Inc.	11,229,034	873,282
	UnitedHealth Group Inc.	1,297,342	519,508
	Becton Dickinson and Co.	1,683,096	409,312
	Medtronic plc	2,431,545	301,828
	Anthem Inc.	790,015	301,628
	Baxter International Inc.	3,364,407	270,835
[1]	AstraZeneca plc ADR	4,474,083	267,997
	Roche Holding AG	668,168	251,791
	Novartis AG (Registered)	2,368,166	216,040
	Bristol-Myers Squibb Co.	3,020,691	201,842
	Gilead Sciences Inc.	2,813,050	193,707
	AbbVie Inc.	1,415,587	159,452
	Cardinal Health Inc.	1,842,080	105,164
	Amgen Inc.	359,898	87,725
	CVS Health Corp.	858,300	71,616
*	Organon & Co.	411,887	12,464
			7,953,191
Industrials (10.0%)
	Lockheed Martin Corp.	1,822,273	689,457
	Johnson Controls International plc	8,195,166	562,434
	Eaton Corp. plc	3,678,815	545,127
	Raytheon Technologies Corp.	6,188,562	527,946
	Caterpillar Inc.	2,249,952	489,657
	General Dynamics Corp.	2,257,847	425,062
	Union Pacific Corp.	1,307,033	287,456
	United Parcel Service Inc. Class B	991,016	206,102
	Honeywell International Inc.	910,988	199,825
	Waste Management Inc.	1,156,500	162,037
	Illinois Tool Works Inc.	643,111	143,774
	Cummins Inc.	524,427	127,861
	3M Co.	610,840	121,331
	Nielsen Holdings plc	4,014,850	99,047
	Fastenal Co.	1,361,563	70,801
	Watsco Inc.	202,000	57,901
	PACCAR Inc.	398,435	35,560
	nVent Electric plc	1,109,614	34,664
	Triton International Ltd.	525,936	27,528
	CH Robinson Worldwide Inc.	175,319	16,422
	ABM Industries Inc.	328,678	14,577
	Timken Co.	151,104	12,178
	Snap-on Inc.	53,198	11,886
			4,868,633

	Shares	Market Value ($000)
Information Technology (8.8%)
Cisco Systems Inc.	23,425,574	1,241,555
TE Connectivity Ltd.	3,439,485	465,053
Corning Inc.	10,722,957	438,569
Automatic Data Processing Inc.	1,697,629	337,183
Analog Devices Inc.	1,793,442	308,759
Intel Corp.	5,054,699	283,771
International Business Machines Corp.	1,683,828	246,832
QUALCOMM Inc.	1,682,593	240,493
Texas Instruments Inc.	1,065,887	204,970
HP Inc.	4,666,633	140,886
Broadcom Inc.	294,038	140,209
Seagate Technology Holdings plc	1,237,372	108,802
KLA Corp.	236,914	76,810
Western Union Co.	2,049,021	47,066
		4,280,958
Materials (3.6%)
PPG Industries Inc.	2,357,373	400,211
Celanese Corp. Class A	2,405,240	364,634
Rio Tinto plc ADR	2,591,200	217,376
Nucor Corp.	1,302,178	124,918
Dow Inc.	1,959,607	124,004
International Paper Co.	1,960,103	120,174
Linde plc	361,487	104,506
Reliance Steel & Aluminum Co.	553,902	83,584
CF Industries Holdings Inc.	1,098,069	56,496
Steel Dynamics Inc.	921,022	54,893
Newmont Corp.	587,986	37,266
Huntsman Corp.	910,329	24,142
Westrock Co.	411,318	21,890
Packaging Corp. of America	94,547	12,804
Greif Inc. Class A	206,726	12,517
		1,759,415
Real Estate (1.0%)
Crown Castle International Corp.	2,463,772	480,682
Utilities (6.9%)
Sempra Energy	3,835,662	508,149
Dominion Energy Inc.	6,714,697	494,000
Duke Energy Corp.	3,910,618	386,056
Exelon Corp.	7,817,347	346,387
American Electric Power Co. Inc.	3,781,707	319,895
Entergy Corp.	2,302,261	229,535
DTE Energy Co.	1,498,514	194,207
Southern Co.	2,110,915	127,731
UGI Corp.	2,417,626	111,960
AES Corp.	4,275,714	111,468
NextEra Energy Inc.	1,277,489	93,614
Evergy Inc.	1,463,602	88,445
PPL Corp.	2,923,906	81,782
FirstEnergy Corp.	1,315,660	48,956
CenterPoint Energy Inc.	1,792,590	43,954
WEC Energy Group Inc.	420,412	37,396
Public Service Enterprise Group Inc.	621,976	37,157
NRG Energy Inc.	800,342	32,254
IDACORP Inc.	310,815	30,304

		Shares	Market Value ($000)
	CMS Energy Corp.	348,790	20,607
			3,343,857
Total Common Stocks (Cost $33,237,719)			47,291,629
Temporary Cash Investments (3.3%)
Money Market Fund (2.9%)
[2,3]	Vanguard Market Liquidity Fund, 0.056%	14,065,766	1,406,576
		Face Amount ($000)
Repurchase Agreements (0.4%)
	Goldman Sachs & Co. 0.050%, 7/1/21 (Dated 6/30/21, Repurchase Value $106,100,000, collateralized by Federal National Mortgage Association 4.000%, 4/1/41, Government National Mortgage Association 2.000%–8.500%, 3/20/27–2/20/51, and U.S.Treasury Note/Bond 2.250%, 8/15/27, with a value of $108,222,000)	106,100	106,100
	Nomura International plc 0.050%, 7/1/21 (Dated 6/30/21, Repurchase Value $26,900,000, collateralized by U.S.Treasury Note/Bond 1.375%, 8/15/50, with a value of $27,438,000)	26,900	26,900
	RBS Securities Inc. 0.050%, 7/1/21 (Dated 6/30/21, Repurchase Value $58,600,000, collateralized by U.S.Treasury Note/Bond 3.000%, 2/15/47, with a value of $59,772,000)	58,600	58,600
			191,600
U.S. Government and Agency Obligations (0.0%)
[4]	U.S. Treasury Bill, 0.020%, 8/26/21	4,000	4,000
Total Temporary Cash Investments (Cost $1,601,993)			1,602,176
Total Investments (100.6%) (Cost $34,839,712)			48,893,805
Other Assets and Liabilities—Net (-0.6%)			(283,575)
Net Assets (100%)			48,610,230
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $316,160,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $329,686,000 was received for securities on loan.
4	Securities with a value of $2,447,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2021	4,874	1,045,132	14,664

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	46,823,798	467,831	—	47,291,629
Temporary Cash Investments	1,406,576	195,600	—	1,602,176
Total	48,230,374	663,431	—	48,893,805
Derivative Financial Instruments
Assets
Futures Contracts[1]	14,664	—	—	14,664
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.